787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 11, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Post-Effective Amendment No. 288 to Registration Statement on Form N-1A
Securities Act File No. 33-43446
Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 288 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 288 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Permal Alternative Select Fund (the “New Fund”). In seeking to meet its investment goal, the New Fund will implement a tactical asset allocation program of alternative strategies overseen by the New Fund’s manager, Permal Asset Management LLC (“Permal” or the “manager”), through which the New Fund will allocate its assets among a number of alternative investment strategies implemented by multiple unaffiliated and affiliated investment subadvisers and trading advisers. Permal may also manage assets of the New Fund directly. The subadvisers and trading adviser to which assets will be allocated at the New Fund’s commencement of operations are identified in the Amendment. The registration of River Canyon Fund Management LLC, one of the Fund’s subadvisers, as an investment adviser has not yet been filed with the SEC but is expected to be filed as early as next week. The New Fund’s investment strategies and the risks of those strategies are specific to the New Fund.

As described in the Amendment, the manager and the Trust have applied to the SEC for an exemptive order that, if granted, would permit the manager, with respect to the New Fund, to appoint and replace permitted subadvisers, and enter into, amend and terminate subadvisory agreements with permitted subadvisers, subject to Board approval but without shareholder approval
(File No. 812–14127). The application also seeks relief to disclose subadvisory fees on an aggregate basis.

The New Fund’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the New Fund.

Since the New Fund will offer its Class A, C, FI, R, I and IS shares to retail and institutional shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the New Fund’s

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

prospectus titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Portfolio holdings,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the New Fund’s statement of additional information (“SAI”) entitled “Purchase of Shares,” “Redemption of Shares” and “Exchange Privilege,” “Valuation of Shares,” “The Trust,” and “Taxes” are substantially identical to those sections in the Prospectuses and SAIs of other series of the Trust that have been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP